SHARE CAPITAL (Narrative) (Details)					1 Months Ended		12 Months Ended
	Jan. 04, 2022 CAD ($) $ / shares shares	Dec. 09, 2021 CAD ($) $ / shares shares	Apr. 08, 2021 CAD ($) Warrants $ / shares shares	Jul. 06, 2020 CAD ($) Warrants $ / shares shares	Aug. 19, 2020 $ / shares shares	Dec. 19, 2019 CAD ($) Warrants $ / shares	Mar. 31, 2022 CAD ($) Share Warrants $ / shares shares	Mar. 31, 2021 CAD ($) Share Warrants $ / shares shares	Mar. 31, 2020 Warrants
Disclosure of classes of share capital [line items]
Number of units issued | shares			1,735,199	3,416,666
Units issued price per unit | $ / shares			$ 2.5	$ 0.6
Proceeds from issuance of units | $			$ 4,337,998	$ 2,050,000			$ 2,329,270	$ 2,050,000
Exercise price of warrants granted | $ / shares			$ 3	$ 0.8			$ 3	$ 0.8
Term of warrants			2 years	2 years
Unit issued related cost | $			$ 102,343
Share issue related cost | $	$ 1,592,488			$ 37,661			$ 1,592,488
Units issued during period for settlement of issuance costs | $			$ 38,979
Number of shares issued for settlement of issuance costs | shares			15,592
Number of share options exercised | Share							673,333	653,333
Exercise price of share options exercised | $ / shares							$ 0.59	$ 0.57
Proceeds from exercise of options | $							$ 406,967	$ 370,866
Carrying value of the options added to share capital | $							$ 283,567	$ 242,167
Number of share warrants exercised | shares							4,256,064	1,608,348
Proceeds from warrants exercised | $							$ 4,865,994	$ 995,493
Carrying value of the warrants added to share capital | $							$ 1,133,008	$ 195,136
Number of shares issued for settlement of debt (Shares) | shares		19,157			115,711
Value of shares issued for settlement of debt | $ / shares		$ 2.61
Payment to settle license fee | $		$ 50,000
Proceeds from bought-deal prospectus | $	23,005,060
Proceeds from concurrent non-brokered private placement | $	$ 10,009,022
Number of shares issued | shares	6,348,864
Shares issued, price per share | $ / shares	$ 5.2
Number of warrants outstanding | Warrants							0	3,393,965	3,293,976
Number of warrants granted | Warrants							867,598	1,708,337
Minimum [Member]
Disclosure of classes of share capital [line items]
Exercise price of share options exercised | $ / shares							$ 0.4	$ 0.4
Exercise price of share warrants exercised | $ / shares							0.5	0.5
Value of shares issued for settlement of debt | $ / shares					$ 0.34
Maximum [Member]
Disclosure of classes of share capital [line items]
Exercise price of share options exercised | $ / shares							0.72	0.72
Exercise price of share warrants exercised | $ / shares							$ 3	$ 0.8
Value of shares issued for settlement of debt | $ / shares					$ 0.59
Share Purchase Warrants [Member]
Disclosure of classes of share capital [line items]
Exercise price of warrants granted | $ / shares			$ 3	$ 0.8		$ 0.5
Number of warrants granted | Warrants			867,598	1,708,337		137,100
Expiry date of warrants			April 8, 2023. The expiry date was accelerated to November 3, 2021	June 26, 2022. The expiry date was accelerated to November 3, 2021		December 19, 2021
Fair value of warrants at grant date | $			$ 0.84	$ 0.16		$ 0.1
Expected life of warrants			2 years	2 years		2 years
Share Purchase Warrants [Member] | Expected dividend yield [Member]
Disclosure of classes of share capital [line items]
Significant unobservable input, entity's own equity instruments			0	0		0
Share Purchase Warrants [Member] | Expected volatility [Member]
Disclosure of classes of share capital [line items]
Significant unobservable input, entity's own equity instruments			0.97	0.79		0.73
Share Purchase Warrants [Member] | Interest rate, measurement input [Member]
Disclosure of classes of share capital [line items]
Significant unobservable input, entity's own equity instruments			0.0031	0.003		0.0167